Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the basic and diluted earnings per share computation:
Net (loss) income for earnings per share	$ (2,418)	$ (2,288)	$ 8,444
Weighted average shares used in diluted computation - basic and diluted	4,400,298	4,351,517	4,298,297
Earnings (loss) per share - basic and diluted	$ (0.55)	$ (0.53)	$ 1.96
Number of shares owned by sponsors that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	90,332
Number of shares owned by sponsors remaining in escrow and were therefore not included in the calculation of basic earnings per share computation	101,374